1. Organization, Basis of Presentation, and Nature of Operations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock split description	On January 3, 2019 a 1-for-50 reverse split was effected
Accumulated deficit	$ (6,706,524)	$ (4,059,888)